Discontinued operations (Details) - CAD	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net (loss) income from discontinued operations	CAD 0	CAD (472,000)	CAD 87,231,000
Cash (used in) provided by discontinued operations (note 21)
Operating activities	0	(472,000)	45,739,000
Investing activities	0	0	182,836,000
Financing activities	0	0	(271,000)
Total cash provided by (used in) discontinued operations	CAD 0	CAD (472,000)	228,304,000
Piling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period to receive contingent consideration as part of sale	3 years
Maximum | Piling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional proceeds	CAD 92,500
Discontinued Operations, Disposed of by Sale
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue			98,735,000
Project costs			80,793,000
Equipment costs			1,242,000
Depreciation			706,000
Gross (loss) profit			15,994,000
General and administrative expenses			7,169,000
Loss (gain) on disposal of assets and liabilities			(98,002,000)
Gain on sale of inventory			(46,000)
Amortization of intangible assets			351,000
Operating (loss) income			106,522,000
Interest expense			4,758,000
(Loss) income before income taxes			101,764,000
Current income tax expense			164,000
Deferred income tax (benefit) expense			14,369,000
Net (loss) income from discontinued operations			87,231,000
Cash (used in) provided by discontinued operations (note 21)
Operating activities			45,739,000
Investing activities			182,836,000
Financing activities			(271,000)
Total cash provided by (used in) discontinued operations			228,304,000
Discontinued Operations, Disposed of by Sale | Pipelines
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue			0
Project costs			1,321,000
Equipment costs			0
Depreciation			0
Gross (loss) profit			(1,321,000)
General and administrative expenses			312,000
Loss (gain) on disposal of assets and liabilities			63,000
Gain on sale of inventory			(46,000)
Amortization of intangible assets			0
Operating (loss) income			(1,650,000)
Interest expense			0
(Loss) income before income taxes			(1,650,000)
Current income tax expense			0
Deferred income tax (benefit) expense			(510,000)
Net (loss) income from discontinued operations			(1,140,000)
Cash (used in) provided by discontinued operations (note 21)
Operating activities			(1,587,000)
Investing activities			0
Financing activities			0
Total cash provided by (used in) discontinued operations			(1,587,000)
Discontinued Operations, Disposed of by Sale | Piling
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue			98,735,000
Project costs			79,472,000
Equipment costs			1,242,000
Depreciation			706,000
Gross (loss) profit			17,315,000
General and administrative expenses			6,857,000
Loss (gain) on disposal of assets and liabilities			(98,065,000)
Gain on sale of inventory			0
Amortization of intangible assets			351,000
Operating (loss) income			108,172,000
Interest expense			4,758,000
(Loss) income before income taxes			103,414,000
Current income tax expense			164,000
Deferred income tax (benefit) expense			14,879,000
Net (loss) income from discontinued operations			88,371,000
Cash (used in) provided by discontinued operations (note 21)
Operating activities			47,326,000
Investing activities			182,836,000
Financing activities			(271,000)
Total cash provided by (used in) discontinued operations			CAD 229,891,000